SHAREHOLDERS´ EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS´ EQUITY

24.	SHAREHOLDERS´ EQUITY

24.a)	Paid-in capital

The fully subscribed and paid-in capital on December 31, 2021 was R$10,240 million (on December 31, 2020 - R$6,040 million) is divided into 1,387,524,047 common and book-entry shares, with no par value. Each common share entitles its holder to one vote in the resolutions of the General Meetings.

The Board of Directors, at a meeting held on March 9, 2022, approved the capitalization of part of the income reserve, in the amount of R$4,200 million, without changing the number of shares, increasing the Company’s capital to R$10,240 million.

24.b)	Authorized capital

The Company’s bylaws in effect on December 31, 2021, define that the share capital may be increased to up to 2,400,000,000 shares, by decision of the Board of Directors.

24.c)	Legal Reserve

It is constituted at the rate of 5% of the net income calculated in each fiscal year pursuant to art. 193 of Law 6.404/76, up to a limit of 20% of the capital stock.

24.d)	Ownership structure

As of December 31, 2021 and 2020, the Company’s ownership structure was as follows:

			12/31/2021			12/31/2020
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	50.65%	679,522,254	48.97%	49.24%
Rio Iaco Participações S.A. (*)	45,706,242	3.29%	3.41%	58,193,503	4.19%	4.22%
NYSE (ADRs)	250,564,538	18.06%	18.67%	248,763,533	18.90%	19.00%
Other shareholders	365,941,013	26.38%	27.27%	393,635,257	27.41%	27.55%
Outstanding shares	1,341,734,047	96.70%	100.00%	1,380,114,547	99.47%	100.00%
Treasury shares	45,790,000	3.30%		7,409,500	0.53%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%
(*)	Controlling group companies.

24.e)	Treasury shares

As of December 31, 2021, the position of treasury shares was as follows:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable		22,981,500	7,409,500
1º	06/21/2021	24,154,500	From 06/22/2021 to 12/22/2021	R$ 21.82	R$20.06 and R$23.22	24,082,000		31,491,500
2º	6/12/2021	30,000,000	From 12/07/2021 to 6/30/2022	R$ 24.70	R$23.94 and R$25.45	14,298,500		45,790,000

Quantity purchased (in units)	Amount paid for the shares	Share price			Share market price as of 12/31/2021 (*)

		Minimum	Maximum	Average
45,790,000	R$ 936,930	R$ 4.48	R$ 25.45	R$ 18.13	R$ 1,144,292
(*)	The average share price on December 31, 2021, was used in the amount of R$24.99 per share.

24.f)	Earnings per share

The earnings per share are shown below:

	12/31/2021	12/31/2020	12/31/2019
	Common Shares
Profit for the year	12,258,628	3,794,295	1,789,067
Weighted average number of shares	1,376,362,149	1,380,114,547	1,380,114,547
Basic and diluted earnings per share	8.90654	2.74926	1.29632

Accounting Policy

Share Capital

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the amount raised, net of taxes.

Earnings/(loss) per share

Basic earnings per share is calculated using the net income for the year attributable to the Company’s controlling shareholders and the weighted average number of outstanding common shares in the respective period. Diluted earnings per share is calculated using the aforementioned average of outstanding shares, adjusted by instruments potentially convertible into shares, with a dilutive effect, in the periods presented. The Company does not have potential instruments convertible into shares and, consequently, the diluted and basic earnings per share are the same.

Treasury shares

When the Company purchases shares of the capital stock of the Company itself (treasury shares), the amount paid, including any directly attributable additional costs (net of income tax), is deducted from the shareholders’ equity attributable to the shareholders of the Company until the shares are canceled or reissued. When such shares are subsequently reissued, any amounts received, net of any directly attributable additional transaction costs and the respective income tax and social contribution effects, are included in the shareholders’ equity attributable to the Company’s shareholders.

Result per share

Basic and diluted earnings / loss per share was calculated based on the profit attributable to CSN’s controlling shareholders divided by the weighted average number of common shares outstanding during the period, excluding common shares purchased and held as treasury shares. The Company does not hold potentially dilutable common shares in circulation that could result in the dilution of earnings per share.

Non-controlling interest and transactions

The Company considers transactions with non-controlling interests as transactions with owners of the Company’s assets. For non-controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary's net assets is recorded in the shareholders' equity. Gains or losses on disposals for non-controlling interests are also recorded directly in shareholders' equity.

When the Company ceases to have control, any interest held in the entity is remeasured at fair value, with the change in book value recognized in the income statement. The fair value is the initial carrying amount for the subsequent accounting of the retained interest in an associate, a joint venture, or a financial asset. In addition, any amounts previously recognized in other comprehensive income related to that entity are accounted for as if the Company had directly disposed of the related assets or liabilities. This means that the amounts previously recognized in other comprehensive income are reclassified to income.